SUPPLEMENT DATED JANUARY 11, 2008
TO

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE, FUTURITY,
COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM,
COLUMBIA ALL-STAR TRADITIONS, FUTURITY SELECT FOUR PLUS,
FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM,
AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective May 1, 2008, the name of AIM Advisors, Inc. is changed to Invesco Aim Advisors, Inc.

In the "Distribution of the Contracts" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

Please retain this supplement with your prospectus for future reference.

SLUS 5/08